Income Taxes - Reconciliation of income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Loss before taxes	$ (278,290)	$ (114,242)
Expected income tax expenses	$ (72,000)	(30,000)
Adjustment of prior year income tax expense		(2,000)
Total	$ 29,000	4,000
Carry back of current year expense income tax expense	$ 80,000	41,000
Change in statutory, foreign exchange rates and other		(4,000)
Change in unrecognized deductible temporary differences	$ (37,000)	$ (9,000)
Total income tax expense